ACQUISITIONS Allocation of Total Purchase Price Paid for Acquisitions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 297,223	$ 280,517
Net Cash Paid	20,991	$ 2,940	$ 6,751
Milestone and Ponte Technology [Member]
Business Acquisition [Line Items]
Cash	643
Current assets, net of cash acquired	1,533
Fixed assets	155
Intangibles	5,059
Goodwill	16,706
Total Assets Acquired	24,096
Current liabilities	844
Total Liabilities Assumed	844
Net Assets Acquired	23,252
Net Cash Paid	20,751
Equity Issued	1,858
Actual Cash Paid	$ 21,394